Condensed Consolidated Carve-out Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Sales	$ 15,594,575	$ 13,574,896		$ 31,488,933	$ 27,134,602		$ 55,689,793	$ 29,009,640
Cost of sales	9,698,119	8,493,213		19,538,100	17,137,913		35,341,569	18,926,175
Gross profit	5,896,456	5,081,683		11,950,833	9,996,689		20,348,224	10,083,465
Operating costs:
Impairment of goodwill							6,104,000
Selling, general and administrative							24,768,293	14,251,075
Total operating costs	6,378,014	5,940,339		13,034,137	11,845,994		30,872,293	14,251,075
Loss from operations	(481,558)	(858,656)		(1,083,304)	(1,849,305)		(10,524,069)	(4,167,610)
Other income (expenses), net
Other income (expenses), net	3,828	4,600		7,183	(12,850)		16,230	541,807
Interest	(117,977)	(41,075)		(221,049)	(62,024)		(199,681)	(29,992)
Change in contingent consideration		425,000			402,900		774,900	333,100
Total other income (expenses)	(114,149)	388,525		(213,866)	328,026		591,449	844,915
Loss before taxes	(595,707)	(470,131)		(1,297,170)	(1,521,279)		(9,932,620)	(3,322,695)
Income tax benefit (expense)
Net loss	$ (595,707)	$ (470,131)		$ (1,297,170)	$ (1,521,279)		$ (9,932,620)	$ (3,322,695)
Greens Natural Foods, Inc. [Member]
Sales			$ 7,673,837			$ 23,979,762
Cost of Sales			(4,538,358)			(14,014,132)
Returns and Allowances			(242,098)			(779,136)
Gross profit			2,893,381			9,186,494
Operating costs:
Salaries and wages			1,629,352			4,955,330
General and administrative			1,319,764			4,207,019
Depreciation			85,611			256,660
Total operating costs			3,034,727			9,419,009
Loss from operations			(141,346)			(232,515)
Other income (expenses), net
Other income (expenses), net			(53,090)			(66,240)
Interest			(1,232)			(7,793)
Total other income (expenses)			(54,322)			(74,033)
Net loss			$ (195,668)			$ (306,548)